UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$598,470
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,000	1,050,260
		1,648,730
Arizona — 2.2%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,695,079
California — 15.6%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	395	393,416
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	3,104,123
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (b)	6,500	7,058,545
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (b)	4,055	4,609,684
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	6,126,800
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 1.92%, 8/01/21 (c)(d)	5,425	4,582,389
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT (e):
5.00%, 1/01/17	450	509,949
5.00%, 1/01/18	930	1,069,574
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,597,275
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	4,170,480
State of California, GO, Refunding, 5.00%, 9/01/18	3,380	4,089,462
		40,311,697
Colorado — 4.8%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	560,006
4.00%, 12/01/18	540	591,462

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	$5,000	$5,785,500
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	5,010	5,453,635
		12,390,603
Florida — 4.4%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,593,738
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,462,500
Pine Island Community Development District, RB, 5.30%, 11/01/10 (f)(g)	400	160,108
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	1,844,511
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	3,080	3,163,191
		11,224,048
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living Revenue, 5.00%, 11/15/18	370	416,468
Illinois — 13.4%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,566,200
5.00%, 1/01/20	3,000	3,339,720
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,714,818
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	2,069,579
5.40%, 6/15/20	1,985	2,169,585
5.45%, 6/15/21	2,090	2,275,508
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,514,173
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,536,900
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	2,000	2,408,100
		34,594,583

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 2.3%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	$3,385	$2,073,955
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	1,050,324
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,834,975
		5,959,254
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	3,019,600
Kentucky — 3.4%
Kenton County School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,360,806
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,362,993
Louisville Jefferson County Metropolitan Government, Refunding RB, Catholic Health Initiatives, 5.00%, 12/01/18	1,755	2,110,580
		8,834,379
Louisiana — 0.4%
Louisiana Public Facilities Authority, RB, Department of Public Safety, Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	925	934,675
Maryland — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,864,773
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,155,320
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,889,850
		8,909,943
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,620
Michigan — 3.1%
Detroit Water and Sewerage Department, Refunding RB, Sewage Disposal System, Senior Lien, Series A (AGM), 5.00%, 7/01/18	3,000	3,391,260

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	$2,025	$2,386,159
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,133,470
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,098,200
		8,009,089
Minnesota — 1.3%
Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B, 5.00%, 3/01/18	3,000	3,473,940
Mississippi — 4.8%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	10,609,920
Mississippi Development Bank, Special Obligation, Refunding, Mississippi Highway Refunding Project, 5.00%, 1/01/18	1,420	1,692,555
		12,302,475
Multi-State — 8.7%
Centerline Equity Issuer Trust (FHLMC), 6.80%, 10/31/52 (a)(h)	14,000	15,345,260
MuniMae TE Bond Subsidiary LLC (a)(h):
5.20%, 6/29/49	6,000	4,800,060
Series D, 5.90%, 11/29/49	4,000	2,400,040
		22,545,360
Nebraska — 1.7%
Central Plains Energy Project, RB, Gas Project (Project NO. 3), 5.00%, 9/01/17	2,330	2,620,621
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,731,180
		4,351,801
Nevada — 4.7%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	617,520
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,010	1,030,574
Clark County Nevada, Special Assessment Bonds, Refunding, Improvement District No. 142 (Mountain’s Edge), 4.00%, 8/01/18	4,385	4,527,162

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (b)	$5,120	$5,976,166
		12,151,422
New Hampshire — 3.8%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	2,650	2,780,433
Series C, 5.45%, 5/01/21	7,000	7,100,590
		9,881,023
New Jersey — 16.6%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30	4,250	4,266,362
New Jersey EDA, Refunding RB:
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,743,500
School Facilities, Series GG, 5.00%, 9/01/20	4,000	4,892,800
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,800,897
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	3,051,100
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	980,535
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,668,630
Barnabas Health, Series A, 5.00%, 7/01/18	2,000	2,217,840
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,410	2,552,841
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,607,593
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/18	2,000	2,399,560
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,618,280
		42,799,938

Municipal Bonds	Par (000)	Value
New York — 9.8%
City of New York New York, GO, Sub- Series F-1, 5.00%, 9/01/18	$7,500	$8,433,600
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,222,950
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	8,000	9,722,080
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,200	1,368,600
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B- 1C, 5.50%, 6/01/20	4,500	4,656,690
		25,403,920
North Carolina — 4.5%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,383,142
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	3,005	3,162,372
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,050,640
		11,596,154
Ohio — 4.0%
State of Ohio, GO, Refunding, Higher Education, Series B, 5.00%, 8/01/18	8,500	10,423,635
Oklahoma — 0.4%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/18	1,000	1,128,500
Pennsylvania — 5.7%
Commonwealth of Pennsylvania, GO, Refunding, First Series, 5.00%, 7/01/18	4,690	5,752,004
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,793,926
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,048,750
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,173,000
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,791,330
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,169,710

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	$900	$1,077,885
		14,806,605
Puerto Rico — 1.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	2,515	2,722,160
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,320	1,585,320
		4,307,480
South Carolina — 2.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,235,050
Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.51%, 1/01/19 (c)	12,000	8,541,840
Texas — 15.1%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,142,500
Birdville ISD Texas, GO, Refunding, CAB (c):
1.24%, 2/15/18	1,615	1,511,301
1.52%, 2/15/19	1,815	1,648,129
1.75%, 2/15/20	2,625	2,308,897
1.95%, 2/15/21	2,500	2,124,350
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/18	750	828,465
5.75%, 1/01/19	750	838,253
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,923,625
City of Frisco Texas, GO, Refunding, 2.00%, 2/15/18	1,550	1,632,041
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,191,780
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	1,425	1,431,840
5.88%, 11/01/18	1,425	1,431,840
Love Field Airport Modernization Corp., RB, Southwest Airlines Co.-Love Field Modernization Program Project, AMT, 5.00%, 11/01/18	5,000	5,530,850

Municipal Bonds	Par (000)	Value
Texas (concluded)
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	$5,000	$6,003,000
North Texas Tollway Authority, Refunding RB, Series C:
5.00%, 1/01/19	2,215	2,638,464
5.25%, 1/01/20	4,000	4,753,240
		38,938,575
US Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,133,740
Virginia — 1.7%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,519,481
Virginia HDA, Refunding RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,859,642
		4,379,123
Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	598,915
Wisconsin — 2.1%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,206,990
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,212,370
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.00%, 4/01/19	1,265	1,518,165
5.38%, 10/01/21	440	442,838
		5,380,363
Total Municipal Bonds – 147.7%		381,463,627

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Illinois — 2.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	6,002,650
Total Long-Term Investments (Cost – $363,375,293) – 150.1%		387,466,277

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund (j)(k)	6,584,242	$6,584,242
Total Short-Term Securities (Cost – $6,584,242) – 2.5%		6,584,242
Total Investments (Cost - $369,959,535*) – 152.6%		394,050,519
Other Assets Less Liabilities – 0.7%		1,796,932
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(3,752,884)
Preferred Shares, at Redemption Value – (51.8)%		(133,850,000)
Net Assets Applicable to Common Shares – 100.0%		$258,244,567

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$366,072,932
Gross unrealized appreciation	$29,241,142
Gross unrealized depreciation	(5,013,555)
Net unrealized appreciation	$24,227,587

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$1,579,523	$5,527

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)

Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
FFI Institutional Tax-Exempt Fund	925,301	5,658,941	6,584,242	$1,203

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$387,466,277	—	$387,466,277
Short-Term Securities	$6,584,242	—	—	6,584,242
Total	$6,584,242	$387,466,277	—	$394,050,519

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(134,617)	—	$(134,617)
TOB trust certificates	—	(3,750,000)	—	(3,750,000)
Total	—	$(3,884,617)	—	$(3,884,617)

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 26, 2012